Remuneration of Auditors	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Remuneration of Auditors
NOTE 24. REMUNERATION OF AUDITORS
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related
audit firms

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	789,291	561,485	289,202
Other audit and assurance services in relation to regulatory filings overseas	77,421	—	—

Total remuneration of PricewaterhouseCoopers Australia	866,712	561,485	289,202